One Commerce Square
                                             Philadelphia, PA 19103

Delaware Group of Funds
                                                            DELAWARE
                                                            GROUP
                                                          ________

                                             1933 Act Rule 497(j)
                                             File No. 33-41034
                                             1940 Act File No. 811-6324

March 25, 1997

Filed via EDGAR (CIK #0000875610)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 33-41034
       DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, we hereby certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 15, the most recent post-effective amendment of Delaware Group Global & International Funds, Inc. Post-Effective Amendment No. 15 was filed electronically with the Commission on March 21, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Eric E. Miller
Eric E. Miller
Vice President/
Assistant Secretary